Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency profit	$ 0	$ 915	$ 0	$ 731
Other current assets	436		436		$ 429
Derivative instruments other current liabilities	35		35
Cost of revenue	17	11	31	16
Research and development	455	272	735	391
Sales and marketing	160	85	261	122
General and administrative expenses	94	$ 59	181	$ 85
Other current liabilities	8,295		8,295		$ 9,130
Non-Designated Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments other current liabilities	16		16
Designated Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	$ 19		$ 19